Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement of Cash Flows [Abstract]
Net cash (used in) provided by operating activities	$ (3,985,800)	$ 8,142,100
Investing activities:
Purchases of digital assets	(1,349,800)	(610,000)
Investment in trading securities	(19,100)
Redemption of trading securities	17,600
Investment in equity investees		(500,000)
Loans made to a related party		(300,000)
Repayment of loans from a related party	111,900
Acquisition of cash of a subsidiary		118,300
Net cash used in investing activities	(1,239,400)	(1,291,700)
Financing activities:
Subscription fees from investors	360,400	2,004,900
Net cash provided by financing activities	360,400	2,004,900
Net changes in cash and cash equivalents	(4,864,800)	8,855,300
Cash, cash equivalents, beginning of period	8,870,800	3,129,800
Cash, cash equivalents, end of period	4,006,000	11,985,100
Supplemental Cash Flow Information
Payment of interest expenses
Payment of income tax expenses		1,600
Non-cash Investing and Financing activities
Purchase of digital assets in the form of USDT	636,300
Subscription fee from investors in the form of USDT		2,675,000
Issuance of common stocks to settle advance from subscription fee from investors		$ 2,755,100